Segmented Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segmented Reporting

24. SEGMENTED REPORTING

Hydro One has three reportable segments:

•

The Transmission Business, which comprises the core business of providing electricity transportation and connection services, is responsible for transmitting electricity throughout the Ontario electricity grid;

•	The Distribution Business, which comprises the core business of delivering and selling electricity to customers; and

•	Other, the operations of which primarily consist of those of the telecommunications business.

The designation of segments has been based on a combination of regulatory status and the nature of the products and services provided. Operating segments of the Company are determined based on information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and provision for PILs from continuing operations (excluding certain allocated corporate governance costs).

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2013 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,529	4,484	61	6,074
Purchased power	—	3,020	—	3,020
Operation, maintenance and administration	375	672	59	1,106
Depreciation and amortization	327	340	9	676

Income (loss) before financing charges and provision for PILs	827	452	(7)	1,272
Financing charges	0	0	0	360

Income before provision for PILs	0	0	0	912

Capital investments	714	673	7	1,394

Year ended December 31, 2012 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,482	4,184	62	5,728
Purchased power	—	2,774	—	2,774
Operation, maintenance and administration	402	608	61	1,071
Depreciation and amortization	320	329	10	659

Income (loss) before financing charges and provision for PILs	760	473	(9)	1,224
Financing charges	0	0	0	358

Income before provision for PILs	0	0	0	866

Capital investments	776	671	7	1,454

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2013	2012
Total assets
Transmission	11,846	11,586
Distribution	8,805	8,621
Other	974	604

	21,625	20,811

All revenues, costs and assets, as the case may be, are earned, incurred or held in Canada.